OTHER INCOME, NET	9 Months Ended
Sep. 30, 2024
Other Income and Expenses [Abstract]
OTHER INCOME, NET	OTHER (EXPENSE) INCOME, NET
Included in other (expense) income, net, in Dole’s condensed consolidated statements of operations were the following items:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

	(U.S. Dollars in thousands)
Rental income	$2,053	$1,942	$6,168	$6,647
Unrealized (loss) gain on foreign currency denominated borrowings	(6,201)	3,369	(714)	21
Realized (loss) gain on fair value hedges	(329)	283	236	751
Unrealized loss on fair value hedges	(1,285)	(714)	(246)	(814)
Gain (loss) on investments	971	(437)	1,467	430
Non-service components of net periodic pension income (cost)	275	277	1,531	(120)
(Loss) gain on contingent consideration	(27)	24	(179)	61
Other	2	73	1,195	745
Other (expense) income, net	$(4,541)	$4,817	$9,458	$7,721